Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
September 30, 2022
Portfolio of Investments (Unaudited)

Closed-End Funds — 0.2%
Security	Shares	Value
Pershing Square Holdings, Ltd.	5,481	$ 163,463
Scottish Mortgage Investment Trust PLC	208,300	1,781,727
Total Closed-End Funds (identified cost $2,158,004)		$ 1,945,190

Common Stocks — 99.6%
Security	Shares	Value
Aerospace & Defense — 1.5%
Airbus SE(1)	58,150	$ 5,012,551
General Dynamics Corp.(1)	5,823	1,235,466
L3Harris Technologies, Inc.(1)	6,745	1,401,813
Northrop Grumman Corp.(1)	1,439	676,791
Raytheon Technologies Corp.(1)	38,236	3,129,999
Safran S.A.	7,658	696,799
Textron, Inc.(1)	16,487	960,533
		$ 13,113,952
Air Freight & Logistics — 0.4%
Deutsche Post AG(1)	108,468	$ 3,269,187
Expeditors International of Washington, Inc.(1)	3,871	341,848
		$ 3,611,035
Auto Components — 0.5%
Cie Generale des Etablissements Michelin SCA	49,108	$ 1,100,299
Denso Corp.	47,300	2,162,706
Yokohama Rubber Co., Ltd. (The)	63,900	982,139
		$ 4,245,144
Automobiles — 3.4%
Bayerische Motoren Werke AG	43,980	$ 2,980,855
Honda Motor Co., Ltd.	24,800	538,303
Isuzu Motors, Ltd.	58,000	641,331
Mazda Motor Corp.	26,000	172,644
Mercedes-Benz Group AG(1)	77,546	3,921,271
Stellantis NV	286,959	3,389,686
Tesla, Inc.(1)(2)	61,800	16,392,450
Toyota Motor Corp.	71,700	937,151
Volkswagen AG, PFC Shares	1,894	231,431
		$ 29,205,122
Banks — 4.2%
Bank of America Corp.(1)	50,000	$ 1,510,000
BNP Paribas S.A.(1)	115,812	4,891,810
Security	Shares	Value
Banks (continued)
Credit Agricole S.A.(1)	88,088	$ 715,101
Danske Bank A/S(1)	24,034	299,143
Fifth Third Bancorp(1)	36,006	1,150,752
HSBC Holdings PLC(1)	700,000	3,624,501
Huntington Bancshares, Inc.(1)	87,053	1,147,359
ING Groep NV(1)	461,775	3,956,685
Intesa Sanpaolo SpA	2,042,702	3,376,617
JPMorgan Chase & Co.(1)	44,825	4,684,212
KBC Group NV	22,722	1,078,249
KeyCorp(1)	118,919	1,905,082
Lloyds Banking Group PLC	2,000,000	903,974
Natwest Group PLC	464,285	1,156,404
PNC Financial Services Group, Inc. (The)(1)	6,406	957,185
Resona Holdings, Inc.	55,000	201,270
Shinsei Bank, Ltd.	31,400	450,979
Standard Chartered PLC	321,337	2,009,819
Truist Financial Corp.(1)	23,494	1,022,929
UBS Group AG	90,256	1,309,431
		$ 36,351,502
Beverages — 1.8%
Asahi Group Holdings, Ltd.	23,600	$ 735,755
Coca-Cola Co. (The)(1)	24,571	1,376,467
Constellation Brands, Inc., Class A(1)	28,994	6,659,342
Heineken Holding NV	24,773	1,695,926
Heineken NV	7,692	671,750
Kirin Holdings Co., Ltd.	54,500	839,613
PepsiCo, Inc.(1)	24,276	3,963,300
		$ 15,942,153
Biotechnology — 1.5%
AbbVie, Inc.(1)	26,528	$ 3,560,323
Amgen, Inc.(1)	18,536	4,178,014
BioMarin Pharmaceutical, Inc.(1)(2)	9,584	812,436
Gilead Sciences, Inc.(1)	71,450	4,407,750
		$ 12,958,523
Building Products — 0.5%
Daikin Industries, Ltd.	26,200	$ 4,031,366
		$ 4,031,366
Capital Markets — 1.2%
3i Group PLC	135,000	$ 1,621,003
CME Group, Inc.(1)	2,281	404,034
London Stock Exchange Group PLC	14,000	1,182,284
Moody's Corp.(1)	9,981	2,426,481

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Capital Markets (continued)
S&P Global, Inc.(1)	9,242	$ 2,822,045
St. James's Place PLC(1)	160,504	1,827,849
		$ 10,283,696
Chemicals — 3.5%
Air Liquide S.A.	45,704	$ 5,223,925
Air Products and Chemicals, Inc.(1)	17,877	4,160,514
Akzo Nobel NV	2,842	161,056
BASF SE(1)	26,486	1,016,490
Corteva, Inc.(1)	4,706	268,948
Daicel Corp.(1)	51,000	300,271
Dow, Inc.(1)	4,706	206,735
DuPont de Nemours, Inc.(1)	4,706	237,182
Eastman Chemical Co.(1)	20,943	1,488,000
Linde PLC(1)	43,984	11,907,899
Mitsubishi Gas Chemical Co., Inc.	18,200	239,308
Nitto Denko Corp.	22,800	1,234,523
Shin-Etsu Chemical Co., Ltd.	21,800	2,157,258
Sumitomo Chemical Co., Ltd.	35,700	122,794
Toray Industries, Inc.	56,000	275,623
Tosoh Corp.	85,900	957,387
		$ 29,957,913
Commercial Services & Supplies — 0.3%
Rentokil Initial PLC	97,214	$ 515,280
SECOM Co., Ltd.	29,900	1,704,871
Waste Management, Inc.(1)	3,330	533,499
		$ 2,753,650
Communications Equipment — 1.1%
Cisco Systems, Inc.(1)	201,836	$ 8,073,440
Nokia Oyj	317,042	1,361,080
		$ 9,434,520
Construction & Engineering — 0.2%
Ferrovial S.A.	86,197	$ 1,956,552
		$ 1,956,552
Construction Materials — 0.2%
CRH PLC	62,332	$ 2,004,089
		$ 2,004,089
Consumer Finance — 0.4%
American Express Co.(1)	22,280	$ 3,005,795
Security	Shares	Value
Consumer Finance (continued)
Navient Corp.(1)	28,416	$ 417,431
		$ 3,423,226
Containers & Packaging — 0.1%
Smurfit Kappa Group PLC	44,508	$ 1,263,313
		$ 1,263,313
Distributors — 0.3%
LKQ Corp.(1)	51,668	$ 2,436,146
		$ 2,436,146
Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc., Class B(1)(2)	9,514	$ 2,540,428
Groupe Bruxelles Lambert S.A.	4,239	296,455
M&G PLC	286,752	528,232
ORIX Corp.	49,600	694,849
		$ 4,059,964
Diversified Telecommunication Services — 0.7%
Deutsche Telekom AG(1)	326,438	$ 5,556,517
United Internet AG	32,975	616,430
Verizon Communications, Inc.	6,244	237,085
		$ 6,410,032
Electric Utilities — 1.3%
Acciona S.A.	8,786	$ 1,544,192
Alliant Energy Corp.	4,256	225,526
Chubu Electric Power Co., Inc.	31,500	283,298
Edison International(1)	41,071	2,323,797
Iberdrola S.A.(1)	679,197	6,332,957
NextEra Energy, Inc.(1)	9,220	722,940
Tokyo Electric Power Co.(2)	40,600	129,783
		$ 11,562,493
Electrical Equipment — 0.9%
ABB, Ltd.(1)	107,459	$ 2,774,530
Fujikura, Ltd.	69,000	411,544
Generac Holdings, Inc.(2)	10,761	1,916,964
Legrand S.A.(1)	47,726	3,085,919
		$ 8,188,957
Electronic Equipment, Instruments & Components — 1.2%
Alps Alpine Co., Ltd.	82,300	$ 594,935
Citizen Watch Co., Ltd.	164,000	684,392
Corning, Inc.(1)	19,975	579,674

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Halma PLC	50,000	$ 1,124,618
Kyocera Corp.	47,900	2,413,141
Omron Corp.	16,100	737,658
Taiyo Yuden Co., Ltd.	51,500	1,329,091
TDK Corp.	86,900	2,682,633
		$ 10,146,142
Entertainment — 1.9%
Electronic Arts, Inc.(1)	43,717	$ 5,058,494
Netflix, Inc.(1)(2)	22,508	5,299,284
Nintendo Co., Ltd.	31,000	1,250,362
Toho Co., Ltd.	14,100	512,715
Walt Disney Co. (The)(1)(2)	40,945	3,862,342
		$ 15,983,197
Equity Real Estate Investment Trusts (REITs) — 0.6%
American Tower Corp.(1)	17,793	$ 3,820,157
British Land Co. PLC (The)	35,000	135,568
Capital & Counties Properties PLC	189,600	225,639
Unite Group PLC (The)	75,723	718,933
		$ 4,900,297
Food & Staples Retailing — 1.1%
Costco Wholesale Corp.(1)	8,600	$ 4,061,522
Koninklijke Ahold Delhaize NV	94,107	2,397,039
Seven & i Holdings Co., Ltd.	33,700	1,353,730
Sysco Corp.(1)	13,963	987,324
Walmart, Inc.(1)	5,517	715,555
		$ 9,515,170
Food Products — 3.4%
Kikkoman Corp.	3,300	$ 187,080
Mondelez International, Inc., Class A(1)	107,285	5,882,437
Nestle S.A.(1)	203,470	22,006,768
Nissin Foods Holdings Co., Ltd.	10,000	695,099
Toyo Suisan Kaisha, Ltd.	5,000	206,191
		$ 28,977,575
Gas Utilities — 0.1%
Italgas SpA	35,014	$ 162,596
Snam SpA	175,073	707,633
		$ 870,229
Health Care Equipment & Supplies — 1.7%
Abbott Laboratories(1)	80,752	$ 7,813,564
Boston Scientific Corp.(1)(2)	20,000	774,600
Security	Shares	Value
Health Care Equipment & Supplies (continued)
DENTSPLY SIRONA, Inc.	37,759	$ 1,070,468
Olympus Corp.	69,400	1,335,098
Teleflex, Inc.	2,015	405,942
Terumo Corp.	112,600	3,165,209
		$ 14,564,881
Health Care Providers & Services — 1.7%
CVS Health Corp.(1)	11,075	$ 1,056,223
McKesson Corp.(1)	9,605	3,264,451
UnitedHealth Group, Inc.(1)	20,230	10,216,959
		$ 14,537,633
Health Care Technology — 0.0%(3)
M3, Inc.	11,400	$ 318,308
		$ 318,308
Hotels, Restaurants & Leisure — 1.3%
Booking Holdings, Inc.(1)(2)	2,430	$ 3,993,000
Compass Group PLC	91,736	1,826,684
Entain PLC	135,886	1,624,715
Flutter Entertainment PLC(2)	6,119	671,424
InterContinental Hotels Group PLC	9,889	476,273
Yum! Brands, Inc.(1)	26,696	2,838,853
		$ 11,430,949
Household Durables — 0.6%
Casio Computer Co., Ltd.	63,200	$ 554,704
Nikon Corp.	49,000	464,374
PulteGroup, Inc.(1)	70,920	2,659,500
Sekisui Chemical Co., Ltd.	61,000	746,270
Sony Group Corp.	13,400	863,153
		$ 5,288,001
Household Products — 0.6%
Clorox Co. (The)(1)	9,542	$ 1,225,097
Henkel AG & Co. KGaA, PFC Shares	18,309	1,087,317
Procter & Gamble Co. (The)(1)	4,359	550,324
Reckitt Benckiser Group PLC	28,566	1,893,396
		$ 4,756,134
Industrial Conglomerates — 1.6%
3M Co.(1)	1,901	$ 210,061
Honeywell International, Inc.(1)	23,826	3,978,227

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Industrial Conglomerates (continued)
Nisshinbo Holdings, Inc.	91,000	$ 660,671
Siemens AG(1)	88,510	8,651,219
		$ 13,500,178
Insurance — 2.9%
Ageas S.A./NV	22,500	$ 820,613
Allianz SE(1)	56,176	8,849,644
Allstate Corp. (The)(1)	14,927	1,858,859
Chubb, Ltd.(1)	1,376	250,267
Cincinnati Financial Corp.(1)	13,801	1,236,156
Hannover Rueck SE	7,000	1,049,337
Hartford Financial Services Group, Inc.(1)	14,283	884,689
Legal & General Group PLC	250,000	596,745
Lincoln National Corp.(1)	17,183	754,506
Marsh & McLennan Cos., Inc.(1)	18,342	2,738,277
MS&AD Insurance Group Holdings, Inc.	37,200	985,157
Principal Financial Group, Inc.(1)	17,247	1,244,371
Prudential Financial, Inc.(1)	13,233	1,135,127
Prudential PLC(1)	224,243	2,194,808
		$ 24,598,556
Interactive Media & Services — 4.3%
Alphabet, Inc., Class A(1)(2)	147,740	$ 14,131,331
Alphabet, Inc., Class C(1)(2)	149,202	14,345,772
Meta Platforms, Inc., Class A(1)(2)	63,586	8,627,349
		$ 37,104,452
Internet & Direct Marketing Retail — 3.1%
Amazon.com, Inc.(1)(2)	232,514	$ 26,274,082
Prosus NV	15,564	809,742
		$ 27,083,824
IT Services — 2.5%
Adyen NV(2)(4)	1,644	$ 2,050,333
Amadeus IT Group S.A.(2)	36,489	1,691,726
Capgemini SE(1)	23,097	3,697,839
Fidelity National Information Services, Inc.(1)	33,608	2,539,757
Global Payments, Inc.(1)	7,221	780,229
Mastercard, Inc., Class A(1)	14,997	4,264,247
NTT Data Corp.	79,000	1,020,451
Obic Co., Ltd.	2,300	308,415
Otsuka Corp.	15,600	486,523
PayPal Holdings, Inc.(1)(2)	52,937	4,556,288
Visa, Inc., Class A(1)	2,000	355,300
		$ 21,751,108
Security	Shares	Value
Leisure Products — 0.2%
Hasbro, Inc.(1)	6,865	$ 462,838
Yamaha Corp.	25,600	909,680
		$ 1,372,518
Life Sciences Tools & Services — 1.0%
PerkinElmer, Inc.(1)	6,547	$ 787,800
Thermo Fisher Scientific, Inc.(1)	14,903	7,558,653
		$ 8,346,453
Machinery — 1.4%
Daimler Truck Holding AG(2)	13,462	$ 304,341
Dover Corp.(1)	7,424	865,490
Ebara Corp.	25,500	830,922
FANUC Corp.	22,427	3,149,071
Kawasaki Heavy Industries, Ltd.	8,200	124,378
Komatsu, Ltd.	29,200	531,682
Makita Corp.	7,700	149,421
Mitsui E&S Holdings Co., Ltd. (2)	69,200	192,619
Parker-Hannifin Corp.(1)	7,147	1,731,790
SMC Corp.	1,500	610,456
Snap-on, Inc.(1)	6,143	1,236,893
Stanley Black & Decker, Inc.(1)	24,657	1,854,453
Toyota Industries Corp.	6,400	305,733
		$ 11,887,249
Media — 0.6%
Charter Communications, Inc., Class A(1)(2)	5,813	$ 1,763,374
Comcast Corp., Class A(1)	98,308	2,883,374
Hakuhodo DY Holdings, Inc.	20,900	147,150
		$ 4,793,898
Metals & Mining — 1.1%
Glencore PLC	1,152,251	$ 6,055,093
Rio Tinto PLC(1)	66,510	3,598,580
		$ 9,653,673
Multiline Retail — 0.4%
Next PLC(1)	41,584	$ 2,207,105
Target Corp.(1)	7,168	1,063,660
		$ 3,270,765
Multi-Utilities — 1.0%
CMS Energy Corp.(1)	90,509	$ 5,271,244
Engie S.A.	150,000	1,726,484

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Multi-Utilities (continued)
NiSource, Inc.(1)	42,420	$ 1,068,560
Veolia Environnement S.A.	37,663	719,822
		$ 8,786,110
Oil, Gas & Consumable Fuels — 3.8%
APA Corp.(1)	25,465	$ 870,648
BP PLC	193,968	926,854
Chevron Corp.(1)	36,290	5,213,784
ConocoPhillips(1)	2,940	300,880
Devon Energy Corp.	11,014	662,272
EOG Resources, Inc.	2,845	317,872
Idemitsu Kosan Co., Ltd.	24,900	541,158
Marathon Petroleum Corp.(1)	27,916	2,772,896
Phillips 66(1)	36,105	2,914,396
Shell PLC(1)	268,058	6,649,964
TotalEnergies SE(1)	245,487	11,516,911
		$ 32,687,635
Personal Products — 1.2%
Estee Lauder Cos., Inc. (The), Class A(1)	16,077	$ 3,471,024
Kao Corp.	32,454	1,320,564
Unilever PLC	132,568	5,825,018
		$ 10,616,606
Pharmaceuticals — 6.7%
Astellas Pharma, Inc.	182,100	$ 2,412,331
AstraZeneca PLC(1)	56,549	6,216,399
Bayer AG(1)	26,130	1,203,927
Chugai Pharmaceutical Co., Ltd.	105,900	2,645,707
Daiichi Sankyo Co., Ltd.	62,100	1,735,748
Eisai Co., Ltd.	14,646	785,891
Eli Lilly & Co.(1)	13,232	4,278,567
Euroapi S.A.(2)	3,751	62,267
Johnson & Johnson(1)	13,558	2,214,835
Merck & Co., Inc.(1)	25,250	2,174,530
Novartis AG(1)	142,782	10,885,260
Organon & Co.(1)	2,525	59,085
Pfizer, Inc.(1)	14,458	632,682
Roche Holding AG PC(1)	45,591	14,841,356
Sanofi(1)	86,276	6,569,613
UCB S.A.	9,177	636,864
Viatris, Inc.(1)	1,793	15,276
		$ 57,370,338
Professional Services — 0.9%
Equifax, Inc.(1)	11,910	$ 2,041,731
Security	Shares	Value
Professional Services (continued)
Experian PLC	85,608	$ 2,505,967
Recruit Holdings Co., Ltd.	28,600	823,841
Robert Half International, Inc.(1)	26,747	2,046,146
Wolters Kluwer NV	961	93,576
		$ 7,511,261
Real Estate Management & Development — 0.5%
CBRE Group, Inc., Class A(1)(2)	37,761	$ 2,549,245
Daito Trust Construction Co., Ltd.	5,500	514,482
Heiwa Real Estate Co., Ltd.	34,400	942,252
Sumitomo Realty & Development Co., Ltd.	19,400	441,196
		$ 4,447,175
Road & Rail — 0.9%
Canadian Pacific Railway, Ltd.(1)	41,725	$ 2,783,892
Central Japan Railway Co.	6,200	727,823
CSX Corp.(1)	117,095	3,119,411
East Japan Railway Co.	7,100	364,120
Keio Corp.	19,000	692,349
		$ 7,687,595
Semiconductors & Semiconductor Equipment — 6.9%
Advantest Corp.	26,800	$ 1,237,641
Analog Devices, Inc.(1)	25,340	3,530,876
ASML Holding NV(1)	28,290	11,719,948
Enphase Energy, Inc.(1)(2)	17,850	4,952,839
Infineon Technologies AG	85,739	1,876,314
Intel Corp.(1)	135,942	3,503,225
Marvell Technology, Inc.(1)	82,514	3,540,676
Micron Technology, Inc.(1)	41,725	2,090,423
NXP Semiconductors NV(1)	40,985	6,045,697
ON Semiconductor Corp.(1)(2)	30,000	1,869,900
SolarEdge Technologies, Inc.(1)(2)	2,400	555,504
STMicroelectronics NV	35,000	1,087,704
Texas Instruments, Inc.(1)	75,299	11,654,779
Tokyo Electron, Ltd.	22,300	5,494,606
		$ 59,160,132
Software — 6.5%
Adobe, Inc.(1)(2)	7,475	$ 2,057,120
Citrix Systems, Inc.(1)	12,167	1,265,368
Dassault Systemes SE	48,500	1,674,465
Microsoft Corp.(1)	181,208	42,203,343
Oracle Corp.(1)	34,518	2,108,014
Sage Group PLC (The)	144,457	1,113,270
Salesforce, Inc.(2)	3,452	496,536

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Software (continued)
Trend Micro, Inc.	28,597	$ 1,540,313
Zscaler, Inc.(1)(2)	23,802	3,912,335
		$ 56,370,764
Specialty Retail — 2.2%
Fast Retailing Co., Ltd.	19,700	$ 10,439,897
Fnac Darty S.A.	922	25,485
Home Depot, Inc. (The)(1)	10,573	2,917,513
Lowe's Cos., Inc.(1)	26,586	4,993,117
USS Co., Ltd.	27,200	420,080
		$ 18,796,092
Technology Hardware, Storage & Peripherals — 5.8%
Apple, Inc.(1)	348,734	$ 48,195,038
Hewlett Packard Enterprise Co.(1)	68,955	826,081
HP, Inc.(1)	39,615	987,206
		$ 50,008,325
Textiles, Apparel & Luxury Goods — 2.7%
adidas AG	11,824	$ 1,359,302
Kering S.A.(1)	8,362	3,708,953
LVMH Moet Hennessy Louis Vuitton SE(1)	25,872	15,253,476
NIKE, Inc., Class B(1)	33,397	2,775,958
		$ 23,097,689
Tobacco — 0.7%
British American Tobacco PLC(1)	161,811	$ 5,802,143
Japan Tobacco, Inc.	34,000	558,714
		$ 6,360,857
Trading Companies & Distributors — 0.7%
Ferguson PLC	38,043	$ 3,946,171
Mitsubishi Corp.	21,400	585,295
Sumitomo Corp.	96,700	1,194,668
		$ 5,726,134
Transportation Infrastructure — 0.1%
Aeroports de Paris(2)	6,667	$ 770,442
		$ 770,442
Wireless Telecommunication Services — 1.2%
KDDI Corp.	124,500	$ 3,639,916
Security	Shares	Value
Wireless Telecommunication Services (continued)
SoftBank Group Corp.	116,996	$ 3,965,121
T-Mobile US, Inc.(1)(2)	18,500	2,482,145
		$ 10,087,182
Total Common Stocks (identified cost $358,181,924)		$857,328,875

Short-Term Investments — 0.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 2.80%(5)	2,747,541	$ 2,747,541
Total Short-Term Investments (identified cost $2,747,541)		$ 2,747,541
Total Investments — 100.1% (identified cost $363,087,469)		$862,021,606
Total Written Call Options — (0.4)% (premiums received $13,557,812)		$ (3,171,075)
Other Assets, Less Liabilities — 0.3%		$ 1,998,067
Net Assets — 100.0%		$860,848,598
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security (or a portion thereof) has been pledged as collateral for written options.
(2)	Non-income producing security.
(3)	Amount is less than 0.05%.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2022, the aggregate value of these securities is $2,050,333 or 0.2% of the Fund's net assets.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2022.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	53.8%	$463,840,385
Japan	10.9	93,734,951
United Kingdom	7.5	64,328,515
France	7.1	61,439,610
Switzerland	6.1	52,067,612
Netherlands	5.3	45,741,657
Germany	4.9	41,973,582
Ireland	1.8	15,846,725
Spain	1.3	11,525,427
Italy	0.5	4,246,846
Belgium	0.3	2,832,181
Canada	0.3	2,783,892
Finland	0.2	1,361,080
Denmark	0.0(1)	299,143
Total Investments	100.0%	$862,021,606
(1)	Amount is less than 0.05%.
Written Call Options (Exchange-Traded) — (0.4)%
Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Dow Jones Euro Stoxx 50 Index	1,290	EUR	42,804,780	EUR	3,675	10/7/22	$ (2,294)
Dow Jones Euro Stoxx 50 Index	1,270	EUR	42,141,140	EUR	3,600	10/14/22	(32,349)
Dow Jones Euro Stoxx 50 Index	1,300	EUR	43,136,600	EUR	3,475	10/21/22	(305,395)
Dow Jones Euro Stoxx 50 Index	1,320	EUR	43,800,240	EUR	3,425	10/28/22	(641,658)
FTSE 100 Index	1,000	GBP	68,938,100	GBP	7,475	10/21/22	(50,435)
NASDAQ 100 Index	14	USD	15,359,708	USD	12,300	10/3/22	(420)
NASDAQ 100 Index	13	USD	14,262,586	USD	12,400	10/5/22	(552)
NASDAQ 100 Index	13	USD	14,262,586	USD	12,750	10/7/22	(585)
NASDAQ 100 Index	13	USD	14,262,586	USD	13,100	10/10/22	(455)
NASDAQ 100 Index	14	USD	15,359,708	USD	12,400	10/12/22	(4,655)
NASDAQ 100 Index	14	USD	15,359,708	USD	12,100	10/14/22	(28,210)
NASDAQ 100 Index	14	USD	15,359,708	USD	12,200	10/17/22	(27,090)
NASDAQ 100 Index	13	USD	14,262,586	USD	12,200	10/19/22	(29,900)
NASDAQ 100 Index	14	USD	15,359,708	USD	11,650	10/21/22	(154,490)
NASDAQ 100 Index	14	USD	15,359,708	USD	11,800	10/24/22	(132,930)
NASDAQ 100 Index	13	USD	14,262,586	USD	11,700	10/26/22	(172,445)
NASDAQ 100 Index	14	USD	15,359,708	USD	11,500	10/28/22	(303,450)
Nikkei 225 Index	130	JPY	3,371,837,300	JPY	28,750	10/7/22	(207)
Nikkei 225 Index	130	JPY	3,371,837,300	JPY	28,125	10/14/22	(11,179)
Nikkei 225 Index	120	JPY	3,112,465,200	JPY	27,750	10/21/22	(44,993)
Nikkei 225 Index	130	JPY	3,371,837,300	JPY	27,125	10/28/22	(197,609)
S&P 500 Index	63	USD	22,589,406	USD	3,970	10/3/22	(157)
S&P 500 Index	62	USD	22,230,844	USD	4,010	10/5/22	(310)

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Written Call Options (Exchange-Traded) (continued)
Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
S&P 500 Index	61	USD	21,872,282	USD	4,100	10/7/22	$ (305)
S&P 500 Index	61	USD	21,872,282	USD	4,200	10/10/22	(610)
S&P 500 Index	62	USD	22,230,844	USD	4,010	10/12/22	(2,945)
S&P 500 Index	63	USD	22,589,406	USD	3,930	10/14/22	(17,797)
S&P 500 Index	63	USD	22,589,406	USD	3,950	10/17/22	(17,640)
S&P 500 Index	62	USD	22,230,844	USD	3,960	10/19/22	(20,770)
S&P 500 Index	64	USD	22,947,968	USD	3,785	10/21/22	(170,880)
S&P 500 Index	63	USD	22,589,406	USD	3,800	10/24/22	(157,815)
S&P 500 Index	62	USD	22,230,844	USD	3,750	10/26/22	(258,850)
S&P 500 Index	63	USD	22,589,406	USD	3,720	10/28/22	(361,305)
SMI Index	340	CHF	34,909,670	CHF	10,950	10/21/22	(20,390)
Total							$(3,171,075)
Abbreviations:
PC	– Participation Certificate
PFC Shares	– Preference Shares
Currency Abbreviations:
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
JPY	– Japanese Yen
USD	– United States Dollar
At September 30, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the value of the underlying index decline.
Affiliated Investments
At September 30, 2022, the value of the Fund's investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Liquidity Fund) was $2,747,541, which represents 0.3% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended September 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$ —	$88,015,777	$(85,268,236)	$ —	$ —	$2,747,541	$35,604	2,747,541

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2022, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Closed-End Funds	$ —	$ 1,945,190	$ —	$ 1,945,190
Common Stocks:
Communication Services	58,690,550	15,688,211	—	74,378,761
Consumer Discretionary	66,807,117	59,419,133	—	126,226,250
Consumer Staples	28,892,392	47,276,103	—	76,168,495
Energy	13,052,748	19,634,887	—	32,687,635
Financials	34,095,985	44,620,959	—	78,716,944
Health Care	55,282,158	52,813,978	—	108,096,136
Industrials	30,065,007	50,673,364	—	80,738,371
Information Technology	160,943,895	45,927,096	—	206,870,991
Materials	6,361,379	36,517,609	—	42,878,988
Real Estate	6,369,402	2,978,070	—	9,347,472
Utilities	9,612,067	11,606,765	—	21,218,832
Total Common Stocks	$470,172,700	$387,156,175*	$ —	$857,328,875
Short-Term Investments	$ 2,747,541	$ —	$ —	$ 2,747,541
Total Investments	$472,920,241	$389,101,365	$ —	$862,021,606
Liability Description
Written Call Options	$ (1,864,566)	$ (1,306,509)	$ —	$ (3,171,075)
Total	$ (1,864,566)	$ (1,306,509)	$ —	$ (3,171,075)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.